Expense Example	Oct. 31, 2025 USD ($)
Innovator Equity Defined Protection ETF - 6 Mo Jan/Jul | Innovator Equity Defined Protection ETF - 6 Mo Jan/Jul
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 81
Expense Example, with Redemption, 3 Years	252
Expense Example, with Redemption, 5 Years	439
Expense Example, with Redemption, 10 Years	978
Innovator Equity Defined Protection ETF - 6 Mo Apr/Oct | Innovator Equity Defined Protection ETF - 6 Mo Apr/Oct
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	81
Expense Example, with Redemption, 3 Years	252
Expense Example, with Redemption, 5 Years	439
Expense Example, with Redemption, 10 Years	978
Innovator Equity Defined Protection ETF - 1 Yr January | Innovator Equity Defined Protection ETF - 1 Yr January
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	81
Expense Example, with Redemption, 3 Years	252
Expense Example, with Redemption, 5 Years	439
Expense Example, with Redemption, 10 Years	978
Innovator Equity Defined Protection ETF - 1 Yr February | Innovator Equity Defined Protection ETF - 1 Yr February
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	81
Expense Example, with Redemption, 3 Years	252
Expense Example, with Redemption, 5 Years	439
Expense Example, with Redemption, 10 Years	978
Innovator Equity Defined Protection ETF - 1 Yr March | Innovator Equity Defined Protection ETF - 1 Yr March
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	81
Expense Example, with Redemption, 3 Years	252
Expense Example, with Redemption, 5 Years	439
Expense Example, with Redemption, 10 Years	978
Innovator Equity Defined Protection ETF - 1 Yr April | Innovator Equity Defined Protection ETF - 1 Yr April
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	81
Expense Example, with Redemption, 3 Years	252
Innovator Equity Defined Protection ETF - 1 Yr May | Innovator Equity Defined Protection ETF - 1 Yr May
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	81
Expense Example, with Redemption, 3 Years	252
Innovator Equity Defined Protection ETF - 1 Yr June | Innovator Equity Defined Protection ETF - 1 Yr June
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	81
Expense Example, with Redemption, 3 Years	252
Innovator Equity Defined Protection ETF - 1 Yr July | Innovator Equity Defined Protection ETF - 1 Yr July
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	81
Expense Example, with Redemption, 3 Years	252
Expense Example, with Redemption, 5 Years	439
Expense Example, with Redemption, 10 Years	978
Innovator Equity Defined Protection ETF - 1 Yr August | Innovator Equity Defined Protection ETF - 1 Yr August
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	81
Expense Example, with Redemption, 3 Years	252
Expense Example, with Redemption, 5 Years	439
Expense Example, with Redemption, 10 Years	978
Innovator Equity Defined Protection ETF - 1 Yr September | Innovator Equity Defined Protection ETF - 1 Yr September
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	81
Expense Example, with Redemption, 3 Years	252
Expense Example, with Redemption, 5 Years	439
Expense Example, with Redemption, 10 Years	978
Innovator Equity Defined Protection ETF - 1 Yr October | Innovator Equity Defined Protection ETF - 1 Yr October
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	81
Expense Example, with Redemption, 3 Years	252
Expense Example, with Redemption, 5 Years	439
Expense Example, with Redemption, 10 Years	978
Innovator Equity Defined Protection ETF - 1 Yr November | Innovator Equity Defined Protection ETF - 1 Yr November
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	81
Expense Example, with Redemption, 3 Years	252
Expense Example, with Redemption, 5 Years	439
Expense Example, with Redemption, 10 Years	978
Innovator Equity Defined Protection ETF - 1 Yr December | Innovator Equity Defined Protection ETF - 1 Yr December
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	81
Expense Example, with Redemption, 3 Years	252
Expense Example, with Redemption, 5 Years	439
Expense Example, with Redemption, 10 Years	978
Innovator Equity Defined Protection ETF - 2 Yr to April 2026 | Innovator Equity Defined Protection ETF - 2 Yr to April 2026
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	81
Expense Example, with Redemption, 3 Years	252
Expense Example, with Redemption, 5 Years	439
Expense Example, with Redemption, 10 Years	978
Innovator Equity Defined Protection ETF - 2 Yr to July 2026 | Innovator Equity Defined Protection ETF - 2 Yr to July 2026
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	81
Expense Example, with Redemption, 3 Years	252
Expense Example, with Redemption, 5 Years	439
Expense Example, with Redemption, 10 Years	978
Innovator Equity Defined Protection ETF - 2 Yr to October 2026 | Innovator Equity Defined Protection ETF - 2 Yr to October 2026
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	81
Expense Example, with Redemption, 3 Years	252
Expense Example, with Redemption, 5 Years	439
Expense Example, with Redemption, 10 Years	978
Innovator Equity Defined Protection ETF - 2 Yr to January 2027 | Innovator Equity Defined Protection ETF - 2 Yr to January 2027
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	81
Expense Example, with Redemption, 3 Years	252
Expense Example, with Redemption, 5 Years	439
Expense Example, with Redemption, 10 Years	978
Innovator Equity Defined Protection ETF - 2 Yr to April 2027 | Innovator Equity Defined Protection ETF - 2 Yr to April 2027
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	81
Expense Example, with Redemption, 3 Years	252
Expense Example, with Redemption, 5 Years	439
Expense Example, with Redemption, 10 Years	978
Innovator Equity Defined Protection ETF - 2 Yr to July 2027 | Innovator Equity Defined Protection ETF - 2 Yr to July 2027
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	81
Expense Example, with Redemption, 3 Years	252
Expense Example, with Redemption, 5 Years	439
Expense Example, with Redemption, 10 Years	978
Innovator Equity Defined Protection ETF - 2 Yr to October 2027 | Innovator Equity Defined Protection ETF - 2 Yr to October 2027
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	81
Expense Example, with Redemption, 3 Years	252
Innovator Equity Defined Protection ETF - 2 Yr to January 2028 | Innovator Equity Defined Protection ETF - 2 Yr to January 2028
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	81
Expense Example, with Redemption, 3 Years	252
Expense Example, with Redemption, 5 Years	439
Expense Example, with Redemption, 10 Years	$ 978